UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Blue Chip Growth Fund	March 31, 2013

T. ROWE PRICE Blue Chip Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.5%		
CONSUMER DISCRETIONARY 23.1%		
Automobiles 0.6%		
Harley-Davidson	1,993,000	106,227
		106,227
Hotels, Restaurants & Leisure 6.3%		
Carnival	3,395,000	116,449
Chipotle Mexican Grill (1)	346,000	112,751
Las Vegas Sands	4,018,000	226,414
Marriott, Class A	1,836,600	77,560
McDonald's	34,000	3,390
Starbucks	5,359,300	305,266
Starwood Hotels & Resorts Worldwide	2,988,000	190,425
Tim Hortons	70,000	3,802
Yum! Brands	329,000	23,668
		1,059,725
Household Durables 0.0%		
Lennar, Class A (2)	71,000	2,945
		2,945
Internet & Catalog Retail 7.2%		
Amazon.com (1)	2,737,000	729,383
Expedia	354,700	21,286
Liberty Interactive (1)	869,000	18,579
priceline.com (1)	639,000	439,587
		1,208,835
Media 2.2%		
Discovery Communications, Class C (1)	2,964,000	206,116
Omnicom (2)	689,000	40,582
Time Warner	235,000	13,541

Walt Disney	1,977,000	112,294
		372,533
Multiline Retail 0.3%		
Dollar Tree (1)	894,000	43,297
		43,297
Specialty Retail 2.7%		
Home Depot	2,047,000	142,840
L Brands	2,034,000	90,838
Lowe's	1,015,000	38,489
O'Reilly Automotive (1)	1,283,000	131,571
Ross Stores	842,000	51,042
Tiffany (2)	118,000	8,206
		462,986
Textiles, Apparel & Luxury Goods 3.8%		
Fossil (1)	1,501,000	144,996
Lululemon Athletica (1)	540,000	33,669
Michael Kors Holdings (1)	1,097,000	62,299
Nike, Class B	1,677,000	98,960
PVH	1,237,000	132,124
Ralph Lauren	956,000	161,860
		633,908
Total Consumer Discretionary		3,890,456
CONSUMER STAPLES 2.8%		
Beverages 0.3%		
Anheuser-Busch InBev, ADR	158,000	15,729
Coca-Cola	281,000	11,363
Monster Beverage (1)	451,000	21,531
		48,623
Food & Staples Retailing 1.6%		
Costco Wholesale	453,000	48,068

CVS Caremark	1,524,000	83,805
Kroger	527,000	17,465
Wal-Mart	44,000	3,292
Whole Foods Market	1,372,000	119,021
		271,651
Food Products 0.5%		
Green Mountain Coffee (1)	1,160,000	65,842
Nestle (CHF)	139,000	10,052
		75,894
Household Products 0.4%		
Procter & Gamble	897,000	69,123
		69,123
Personal Products 0.0%		
Estee Lauder, Class A	73,000	4,674
		4,674
Total Consumer Staples		469,965
ENERGY 5.3%		
Energy Equipment & Services 1.8%		
Cameron International (1)	1,424,000	92,845
FMC Technologies (1)	490,900	26,700
Schlumberger	2,538,000	190,071
		309,616
Oil, Gas & Consumable Fuels 3.5%		
Cabot Oil & Gas	181,000	12,237
Concho Resources (1)	258,000	25,137
EOG Resources	964,000	123,459
EQT	1,141,000	77,303
Phillips 66	1,545,000	108,104
Pioneer Natural Resources	1,059,000	131,581

Range Resources	1,314,000	106,486
		584,307
Total Energy		893,923
FINANCIALS 10.3%		
Capital Markets 5.2%		
Ameriprise Financial	486,000	35,794
Franklin Resources	2,073,000	312,629
Goldman Sachs	370,300	54,490
Invesco	6,303,000	182,535
Morgan Stanley	2,491,000	54,752
Northern Trust	1,118,800	61,042
State Street	2,022,000	119,480
TD Ameritrade Holding	2,370,000	48,869
		869,591
Commercial Banks 0.4%		
U.S. Bancorp	1,989,000	67,487
		67,487
Consumer Finance 1.1%		
American Express	2,878,000	194,150
		194,150
Diversified Financial Services 1.2%		
Citigroup	1,321,000	58,441
IntercontinentalExchange (1)(2)	481,000	78,437
JPMorgan Chase	1,412,000	67,013
		203,891
Insurance 0.2%		
Marsh & McLennan	961,000	36,489
		36,489

Real Estate Investment Trusts (REITs) 2.2%		
American Tower, REIT	4,719,000	362,985
		362,985
Total Financials		1,734,593
HEALTH CARE 13.7%		
Biotechnology 7.0%		
Alexion Pharmaceuticals (1)	1,430,000	131,760
Amgen	33,000	3,383
Biogen Idec (1)	1,551,000	299,203
Celgene (1)	2,334,000	270,534
Gilead Sciences (1)	7,997,000	391,293
ONYX Pharmaceuticals (1)	1,000	89
Regeneron Pharmaceuticals (1)	470,300	82,961
		1,179,223
Health Care Equipment & Supplies 1.5%		
Baxter International	864,000	62,761
Becton, Dickinson & Company	90,000	8,605
Covidien	1,015,000	68,857
Edwards Lifesciences (1)	570,000	46,831
Stryker	865,000	56,433
		243,487
Health Care Providers & Services 2.8%		
Express Scripts Holding (1)	2,103,000	121,238
Henry Schein (1)	70,000	6,479
McKesson	2,614,000	282,207
UnitedHealth Group	1,119,000	64,018
		473,942
Health Care Technology 0.2%		
Cerner (1)	307,000	29,088
		29,088

Life Sciences Tools & Services 0.9%		
Thermo Fisher Scientific	1,990,200	152,231
		152,231
Pharmaceuticals 1.3%		
Allergan	1,449,000	161,752
Perrigo	157,000	18,641
Valeant Pharmaceuticals International (1)	545,000	40,886
Zoetis (1)	113,000	3,774
		225,053
Total Health Care		2,303,024
INDUSTRIALS & BUSINESS SERVICES 14.4%		
Aerospace & Defense 4.0%		
Boeing	1,793,000	153,929
Honeywell International	1,907,000	143,692
Precision Castparts	1,533,000	290,688
United Technologies	932,000	87,077
		675,386
Air Freight & Logistics 1.1%		
FedEx	1,834,000	180,099
		180,099
Airlines 0.5%		
United Continental (1)	2,877,000	92,093
		92,093
Commercial Services & Supplies 0.4%		
IHS (1)	655,000	68,592
		68,592
Electrical Equipment 0.6%		
Eaton	26,000	1,592

Roper Industries	812,000	103,376
		104,968
Industrial Conglomerates 3.5%		
3M	594,000	63,148
Danaher	8,334,100	517,964
		581,112
Machinery 0.0%		
Flowserve	27,000	4,528
		4,528
Professional Services 0.0%		
Verisk Analytics, Class A (1)	90,800	5,596
		5,596
Road & Rail 3.0%		
J.B. Hunt Transport Services	399,000	29,717
Kansas City Southern Industries	1,303,000	144,503
Union Pacific	2,286,000	325,549
		499,769
Trading Companies & Distributors 1.3%		
Fastenal	3,216,000	165,142
W. W. Grainger	230,000	51,745
		216,887
Total Industrials & Business Services		2,429,030
INFORMATION TECHNOLOGY 25.3%		
Communications Equipment 2.5%		
F5 Networks (1)	1,000	89
Juniper Networks (1)	2,288,000	42,419
Qualcomm	5,587,000	374,050
		416,558

Computers & Peripherals 2.5%		
Apple	781,000	345,694
EMC (1)	3,605,000	86,124
		431,818
Electronic Equipment, Instruments & Components 0.1%		
Amphenol, Class A	190,300	14,206
		14,206
Internet Software & Services 10.0%		
Akamai Technologies (1)	213,000	7,517
Baidu, ADR (1)	1,024,000	89,805
eBay (1)	6,219,000	337,194
Facebook (1)	5,044,000	129,026
Google, Class A (1)	1,110,000	881,373
LinkedIn (1)	652,000	114,791
Tencent Holdings (HKD)	3,867,000	122,946
		1,682,652
IT Services 6.4%		
Accenture, Class A	995,000	75,590
Alliance Data Systems (1)	467,000	75,603
Cognizant Technology Solutions (1)	1,025,000	78,525
Fiserv (1)	847,000	74,392
MasterCard, Class A	944,000	510,827
Visa, Class A	1,545,000	262,403
		1,077,340
Semiconductor & Semiconductor Equipment 1.3%		
Broadcom, Class A	5,124,000	177,649
Xilinx	1,284,000	49,010
		226,659
Software 2.5%		
Autodesk (1)	1,559,000	64,293
Citrix Systems (1)	209,000	15,081

Intuit	621,000	40,769
Red Hat (1)	1,982,000	100,210
Salesforce.com (1)	1,105,000	197,607
		417,960
Total Information Technology		4,267,193
MATERIALS 4.6%		
Chemicals 4.6%		
Ecolab	1,781,000	142,801
Monsanto	1,434,700	151,547
Praxair	2,222,000	247,842
Sherwin-Williams	1,354,000	228,677
Total Materials		770,867
Total Common Stocks (Cost $10,717,107)		16,759,051
SHORT-TERM INVESTMENTS 0.4%		
Money Market Funds 0.4%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	60,187,529	60,188
Total Short-Term Investments (Cost $60,188)		60,188
SECURITIES LENDING COLLATERAL 0.2%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%		
Short-Term Funds 0.2%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (3)(4)	4,183,347	41,833
Total Investments through Securities Lending Program with State Street Bank and Trust Company		41,833
Total Securities Lending Collateral (Cost $41,833)		41,833

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $41,734,000; the value of cash collateral and related investments was $41,833,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $10,819,128,000. Net unrealized gain aggregated $6,041,944,000 at period-end, of which $6,065,899,000 related to appreciated investments and $23,955,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013